Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas [Line Items]
Revenues	$ 24,400,212	$ 15,025,054
Percentage of Total revenue	100.00%	100.00%
Singapore [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas [Line Items]
Revenues	$ 10,743,266	$ 10,384,006
Percentage of Total revenue	44.00%	69.00%
Indonesia [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas [Line Items]
Revenues	$ 13,656,946	$ 4,428,116
Percentage of Total revenue	56.00%	30.00%
Malaysia [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Revenues Classified by the Geographic areas [Line Items]
Revenues		$ 212,932
Percentage of Total revenue		1.00%